ACQUISITIONS	12 Months Ended
Jan. 02, 2021
ACQUISITIONS
ACQUISITIONS
NOTE 2. ACQUISITIONS
Subsequent to our fiscal
year-end
2020, in February 2021, we announced our agreement to acquire JDC Solutions, Inc., a Tennessee-based manufacturer of pressure-sensitive specialty tapes
,
for a purchase price of approximately $24 million, subject to customary adjustments. We believe this acquisition expands the
product portfolio in our IHM reportable segment. We expect to complete this acquisition in the first quarter of 2021.
On December 31, 2020
,
we completed our acquisition of ACPO,
Ltd
. (“ACPO”), an Ohio-based manufacturer of self-wound (linerless) pressure-sensitive overlaminate products, for consideration of approximately $88 million, subject to customary adjustments. We believe this acquisition expands our product portfolio in the North American business of our LGM reportable segment. Consistent with the time allowed to complete our assessment, our valuation of certain acquired assets and liabilities, including tangible and intangible assets and environmental liabilities, is preliminary.
On February 28, 2020, we completed our acquisition of Smartrac’s Transponder (RFID Inlay) division (“Smartrac”), a manufacturer of RFID products, for consideration of approximately $255 million (
€
232 million). We believe this acquisition enhances our research and development capabilities, expands our product lines, and provides added manufacturing capacity. Results for Smartrac’s operations were included in our RBIS reportable segment.
These acquisitions were not material, individually or in the aggregate, to our Consolidated Financial Statements.